Earnings Per Share (Reconciliation Of Earnings Per Share) (Details) (USD $)	3 Months Ended			9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012
Earnings Per Share [Abstract]
Net loss	$ 1,880,911		$ (1,736,484)	$ (5,278,527)		$ (6,580,876)
(Income) loss allocated to noncontrolling interest holders	(257,497)		381,668	911,221	[1]	1,169,980
Dividends declared and accreted on preferred stock and units	(233,753)		(160,920)	(706,531)		(214,561)
Dividends to restricted stockholders	(28,678)			(28,678)
Extinguishment of equity securities (Note J)				11,715,683
Adjustments attributable to participating securities	(1,227)			(2,491,957)
NET INCOME (LOSS) ATTRIBUTABLE TO STOCKHOLDERS	1,359,756		(1,515,736)	4,121,211		(5,625,457)
Continuing operations	1,439,779		(1,178,997)	2,424,790		(3,988,623)
Discontinued operations	$ (80,023)	$ 38,760	$ (336,739)	$ 1,696,421		$ (1,636,834)
Continuing operations	$ 0.13		$ (0.32)	$ 0.31		$ (2.39)
Discontinued operations	$ (0.01)		$ (0.09)	$ 0.21		$ (0.98)
Net income (loss) attributable to common stockholders	$ 0.12		$ (0.41)	$ 0.52		$ (3.37)
Weighted average number of shares - basic and diluted	11,098,828		3,698,510	7,931,355		1,669,216

[1]	Net of $38,760 income allocated to discontinued operations in the first quarter of 2013.